Sales (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Schedule of other operating income

(in millions of euros)	2021	2020	2019
Net banking income (NBI)	119	79	55
Income from client collection	89	101	110
Site rentals and franchises income	87	54	50
Tax credits and subsidies	44	31	33
Income from universal service	4	4	5
Other income	441	336	466
Total	783	604	720

Schedule of trade receivables

(in millions of euros)	2021	2020	2019
Net book value of trade receivables - in the opening balance	5,620	5,320	5,295
Business related variations	(53)	379	1
Changes in the scope of consolidation(1)	389	4	50
Translation adjustment	36	(90)	28
Reclassifications and other items	36	7	(53)
Net book value of trade receivables - in the closing balance	6,029	5,620	5,320
(1)

Changes in the scope of consolidation in 2021 include the externalization of Orange SA's trade receivables from concession contracts resulting from the loss of sole control over Orange Concessions for 288 million euros and the integration of Telekom Romania Communications for 100 million euros.

Schedule of categories of trade receivables

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Net trade receivables, depreciated according to their age	1,204	1,145	1,233
Net trade receivables, depreciated according to other criteria	422	400	579
Net trade receivables past due	1,627	1,544	1,812
Net trade receivables not past due(1)	4,402	4,076	3,508
Net trade receivables	6,029	5,620	5,320
o/w short-term trade receivables	5,793	5,382	5,044
o/w long-term trade receivables (2)	236	238	276

(1)	Not past due receivables are presented net of the balance of expected losses on trade receivables, which amounted to (54) million euros at December 31, 2021, (56) million euros at December 31, 2020 and (23) million euros at December 31, 2019.

The increase is mainly due to the integration of Telekom Romania Communications and the externalization of Orange SA's receivables from concession contracts resulting from the loss of sole control over Orange Concessions.

(2)	Includes receivables from sales of handsets with payment on instalments that are payable in more than 12 months and receivables from equipment financial lease offers for business (see accounting policies).

Schedule of allowances on trade receivables

(in millions of euros)	2021	2020	2019
Allowances on trade receivables - in the opening balance	(983)	(888)	(816)
Net addition with impact on income statement (1)	(212)	(383)	(332)
Losses on trade receivables	283	275	271
Changes in the scope of consolidation(2)	(91)	0	(1)
Translation adjustment	(7)	13	(5)
Reclassifications and other items	(1)	0	(5)
Allowances on trade receivables - in the closing balance	(1,012)	(983)	(888)
(1)	The change in the provision for expected losses, in accordance with IFRS 9, amounts to 2 million euros in 2021, (33) million euros in 2020 and 2 million euros in 2019. In 2020, the change in impairment of trade receivables included an effect of (129) million euros on the telecoms business in connection with the impact of the health crisis.
(2)	The change in scope of consolidation is mainly related to the integration of Telekom Romania Communications in 2021.

Schedule of customer contract net assets and liabilities

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Customer contract net assets (1)	740	709	771
Costs of obtaining a contract	294	262	258
Costs to fulfill a contract	426	265	181
Total customer contract net assets	1,460	1,236	1,209
Prepaid telephone cards	(186)	(197)	(212)
Connection fees	(563)	(589)	(665)
Loyalty programs	(29)	(25)	(38)
Other deferred revenue (2)	(1,717)	(1,158)	(1,163)
Other customer contract liabilities	(17)	(15)	(15)
Total deferred revenue related to customer contracts	(2,512)	(1,984)	(2,093)
Total customer contract net assets and liabilities	(1,052)	(748)	(884)

(1)	Assets net of remaining performance obligations.
(2)	Includes in particular subscription contracts. The variation of Other deferred revenue is detailed below.

Schedule of reconciliation of customer contract net assets

(in millions of euros)	2021	2020	2019
Customer contract net assets - in the opening balance	709	771	784
Business related variations(1)	30	(60)	(13)
Changes in the scope of consolidation	4	—	—
Translation adjustment	0	(3)	1
Reclassifications and other items	(3)	(0)	0
Customer contract net assets - in the closing balance	740	709	771

(1)	Mainly includes new contract assets net of related liabilities, transfer of net contract assets directly to trade receivables and impairment in the period.

(in millions of euros)	2021	2020	2019
Costs of obtaining a contract - in the opening balance	262	258	233
Business related variations	20	11	21
Changes in the scope of consolidation	12	—	1
Translation adjustment	(1)	(7)	1
Reclassifications and other items	—	—	1
Costs of obtaining a contract - in the closing balance	294	262	258

(in millions of euros)	2021	2020	2019
Costs to fulfill a contract - in the opening balance	265	181	149
Business related variations	31	21	30
Changes in the scope of consolidation	—	—	—
Translation adjustment	11	(12)	2
Reclassifications and other items	118	75	—
Costs to fulfill a contract - in the closing balance	426	265	181

Schedule of deferred revenue related to customer contracts

(in millions of euros)	2021	2020	2019
Deferred revenue related to customer contracts - in the opening balance	1,984	2,093	2,002
Business related variations(1)	220	(73)	(20)
Changes in the scope of consolidation(2)	183	—	101
Translation adjustment	13	(31)	13
Reclassifications and other items	112	(6)	(3)
Deferred revenue related to customer contracts - in the closing balance	2,512	1,984	2,093

(1)	In 2021, business related variations mainly concern contracts for the provision of the Orange network in Spain and submarine cable contracts in France.
(2)	In 2021, changes in the scope of consolidation mainly concern the prepayment of network construction services from FiberCo in Poland to Orange Polska and the integration of Telekom Romania Communications. In 2019, the changes mainly concerned maintenance services paid in advance as part of the acquisition of SecureLink.

Schedule of disclosure of transaction price allocated to remaining performance obligations

(in millions of euros)	December 31, 2021
Less than one year	6,558
Between 1 and 2 years	2,729
Between 2 and 3 years	931
Between 3 and 4 years	510
Between 4 and 5 years	206
More than 5 years	182
Total remaining performance obligations	11,115

Schedule of other assets

	December 31,	December 31,	December 31,
(in millions of euros)	2021	2020	2019
Advances and downpayments	147	116	101
Submarine cable consortiums (1)	194	258	168
Security deposits paid	105	93	93
Orange Money - isolation of electronic money (1)	1,030	825	613
Other(2)	654	545	408
Total	2,130	1,837	1,383

(1)	These receivables are offset by the liabilities of the same amount (see accounting policies below and Note 5.7).
(2)	Includes receivables from the disposal of FiberCo shares in 2021 for 91 million euros and a receivable to be received under an agreement to provide capacity on an FTTH network in Spain in 2020.

(in millions of euros)	2021	2020	2019
Other assets - in the opening balance	1,837	1,383	1,281
Business related variations(1)	236	495	97
Changes in the scope of consolidation	24	0	0
Translation adjustment	28	(32)	3
Reclassifications and other items	5	(9)	2
Other assets - in the closing balance	2,130	1,837	1,383
o/w other non-current assets	254	136	125
o/w other current assets	1,875	1,701	1,258

(1)	Includes receivables from the disposal of FiberCo shares in 2021 for 91 million euros and a receivable to be received under an agreement to provide capacity on an FTTH network in Spain in 2020.